united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Deer Park Total Return Credit Fund

Class A Shares (DPFAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$178	1.76%

How did the Fund perform during the reporting period?

The Deer Park Total Return Credit Fund (“Fund”) returned +2.67% during the fiscal year ended September 30, 2025 (the “Investment Period”). The Fund invests primarily in legacy non-agency Residential Mortgage Backed Securities (“RMBS”) and other asset backed securities (“ABS”) which we believe have an attractive fundamental backdrop.

The Investment Period was generally mixed for fixed income, with interest rates (as measured by the yield of 10-Year US Treasuries) moving from 3.73% on 10/01/2024 to 4.15% on 09/30/2025. While rates did not shift the same way all along the curve, this rise in intermediate-term interest rates provided fixed income with a choppy environment for the Investment Period.

The Fund’s holdings in Legacy non-agency RMBS were the largest allocation during the Investment Period at approximately 73% of the Fund’s portfolio as of September 30, 2025. These holdings contributed positively to Fund performance.

The Fund’s holdings in Commercial Mortgage Backed Securities (“CMBS”) comprised approximately 20% of the Fund’s portfolio as of September 30, 2025 and these positions were modestly accretive to Fund performance during the Investment Period.

The Fund’s other holdings, primarily in ABS securities, contributed positively to Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Deer Park Total Return Credit Fund
Bloomberg U.S. Aggregate Bond Index
HFRX Fixed Income Credit Index
$15,000
$10,000
$5,000
$0
$13,089
$13,057
$11,947
Oct-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Deer Park Total Return Credit Fund	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Credit Index
Oct-2015	$9,425	$10,000	$10,001
Sep-2016	$10,459	$10,474	$9,987
Sep-2017	$11,640	$10,482	$10,525
Sep-2018	$12,156	$10,354	$10,638
Sep-2019	$12,541	$11,421	$10,686
Sep-2020	$12,477	$12,218	$11,573
Sep-2021	$13,578	$12,109	$12,376
Sep-2022	$12,423	$10,341	$10,666
Sep-2023	$12,084	$10,408	$11,250
Sep-2024	$12,717	$11,612	$12,223
Sep-2025	$13,057	$11,947	$13,089

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund
Without Load	2.67%	0.91%	3.33%
With Load	-3.21%	-0.27%	2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.80%
HFRX Fixed Income Credit Index	7.07%	2.49%	2.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$112,560,633
Number of Portfolio Holdings	314
Advisory Fee (net of waivers)	$862,489
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Agency Asset Backed Securities	2.8%
Money Market Funds	0.1%
Non-Agency Asset Backed Securities	97.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
48.3%
CMO
29.7%
CMBS
22.1%
Money Market Funds
0.1%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.1%
CMBS	22.1%
CMO	29.7%
ABS	48.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.7720%, 04/25/37	2.9%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.9130%, 07/15/46	2.6%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.2720%, 12/25/37	2.6%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.2020%, 12/25/35	2.5%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 1.1400%, 11/15/27	2.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.2470%, 10/25/35	2.2%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.8490%, 03/15/49	2.2%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.2470%, 04/25/36	2.0%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.4820%, 12/25/46	2.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Deer Park Total Return Credit Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.deerparkfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DPFAX

Deer Park Total Return Credit Fund

Class C Shares (DPFCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$253	2.51%

How did the Fund perform during the reporting period?

The Deer Park Total Return Credit Fund (“Fund”) returned +1.92% during the fiscal year ended September 30, 2025 (the “Investment Period”). The Fund invests primarily in legacy non-agency Residential Mortgage Backed Securities (“RMBS”) and other asset backed securities (“ABS”) which we believe have an attractive fundamental backdrop.

The Investment Period was generally mixed for fixed income, with interest rates (as measured by the yield of 10-Year US Treasuries) moving from 3.73% on 10/01/2024 to 4.15% on 09/30/2025. While rates did not shift the same way all along the curve, this rise in intermediate-term interest rates provided fixed income with a choppy environment for the Investment Period.

The Fund’s holdings in Legacy non-agency RMBS were the largest allocation during the Investment Period at approximately 73% of the Fund’s portfolio as of September 30, 2025. These holdings contributed positively to Fund performance.

The Fund’s holdings in Commercial Mortgage Backed Securities (“CMBS”) comprised approximately 20% of the Fund’s portfolio as of September 30, 2025 and these positions were modestly accretive to Fund performance during the Investment Period.

The Fund’s other holdings, primarily in ABS securities, contributed positively to Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Deer Park Total Return Credit Fund
Bloomberg U.S. Aggregate Bond Index
HFRX Fixed Income Credit Index
$15,000
$10,000
$5,000
$0
$12,706
$11,623
$11,254
Apr-2017
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Deer Park Total Return Credit Fund	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Credit Index
Apr-2017	$10,000	$10,000	$10,001
Sep-2017	$10,651	$10,198	$10,217
Sep-2018	$11,042	$10,074	$10,327
Sep-2019	$11,296	$11,111	$10,373
Sep-2020	$11,166	$11,887	$11,235
Sep-2021	$12,051	$11,781	$12,014
Sep-2022	$10,949	$10,061	$10,354
Sep-2023	$10,569	$10,126	$10,921
Sep-2024	$11,041	$11,297	$11,866
Sep-2025	$11,254	$11,623	$12,706

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2017)
Deer Park Total Return Credit Fund	1.92%	0.16%	1.40%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.79%
HFRX Fixed Income Credit Index	7.07%	2.49%	2.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$112,560,633
Number of Portfolio Holdings	314
Advisory Fee (net of waivers)	$862,489
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Agency Asset Backed Securities	2.8%
Money Market Funds	0.1%
Non-Agency Asset Backed Securities	97.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.1%
CMBS	22.1%
CMO	29.7%
ABS	48.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.7720%, 04/25/37	2.9%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.9130%, 07/15/46	2.6%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.2720%, 12/25/37	2.6%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.2020%, 12/25/35	2.5%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 1.1400%, 11/15/27	2.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.2470%, 10/25/35	2.2%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.8490%, 03/15/49	2.2%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.2470%, 04/25/36	2.0%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.4820%, 12/25/46	2.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Deer Park Total Return Credit Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.deerparkfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DPFCX

Deer Park Total Return Credit Fund

Class I Shares (DPFNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.deerparkfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$153	1.51%

How did the Fund perform during the reporting period?

The Deer Park Total Return Credit Fund (“Fund”) returned +3.05% during the fiscal year ended September 30, 2025 (the “Investment Period”). The Fund invests primarily in legacy non-agency Residential Mortgage Backed Securities (“RMBS”) and other asset backed securities (“ABS”) which we believe have an attractive fundamental backdrop.

The Investment Period was generally mixed for fixed income, with interest rates (as measured by the yield of 10-Year US Treasuries) moving from 3.73% on 10/01/2024 to 4.15% on 09/30/2025. While rates did not shift the same way all along the curve, this rise in intermediate-term interest rates provided fixed income with a choppy environment for the Investment Period.

The Fund’s holdings in Legacy non-agency RMBS were the largest allocation during the Investment Period at approximately 73% of the Fund’s portfolio as of September 30, 2025. These holdings contributed positively to Fund performance.

The Fund’s holdings in Commercial Mortgage Backed Securities (“CMBS”) comprised approximately 20% of the Fund’s portfolio as of September 30, 2025 and these positions were modestly accretive to Fund performance during the Investment Period.

The Fund’s other holdings, primarily in ABS securities, contributed positively to Fund performance.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Deer Park Total Return Credit Fund
Bloomberg U.S. Aggregate Bond Index
HFRX Fixed Income Credit Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$142,222
$130,873
$119,465
Oct-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Deer Park Total Return Credit Fund	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Credit Index
Oct-2015	$100,000	$100,000	$99,999
Sep-2016	$111,316	$104,743	$99,858
Sep-2017	$124,126	$104,819	$105,239
Sep-2018	$129,961	$103,544	$106,373
Sep-2019	$134,379	$114,205	$106,845
Sep-2020	$134,057	$122,182	$115,720
Sep-2021	$146,240	$121,089	$123,744
Sep-2022	$134,141	$103,410	$106,649
Sep-2023	$130,964	$104,077	$112,488
Sep-2024	$138,006	$116,117	$122,223
Sep-2025	$142,222	$119,465	$130,873

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund	3.05%	1.19%	3.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.80%
HFRX Fixed Income Credit Index	7.07%	2.49%	2.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$112,560,633
Number of Portfolio Holdings	314
Advisory Fee (net of waivers)	$862,489
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Agency Asset Backed Securities	2.8%
Money Market Funds	0.1%
Non-Agency Asset Backed Securities	97.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.1%
CMBS	22.1%
CMO	29.7%
ABS	48.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.7720%, 04/25/37	2.9%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.9130%, 07/15/46	2.6%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.2720%, 12/25/37	2.6%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.2020%, 12/25/35	2.5%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 1.1400%, 11/15/27	2.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.2470%, 10/25/35	2.2%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.8490%, 03/15/49	2.2%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.2470%, 04/25/36	2.0%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.4820%, 12/25/46	2.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Deer Park Total Return Credit Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.deerparkfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DPFNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $55,000

2024 - $55,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,900

2024 – $3,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class C Shares: DPFCX
Class I Shares: DPFNX

Annual Financial Statements and Additional Information

September 30, 2025

www.deerparkfund.com 1-888-868-9501

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.8%
	AGENCY CMBS — 0.1%
2,585,016	Government National Mortgage Association Series 2007-15 IO(a),(b)		1.5980	03/16/47	$9,945
3,947,488	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4550	02/16/51	54,727
385,448	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4840	11/16/52	1,475
245,245	Government National Mortgage Association Series 2015-122 IO(a),(b) (j)		0.5840	05/16/57	27
					66,174
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
880,178	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	1.5790	08/25/42	96,520
3,425,880	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	1.6290	01/25/43	467,469
3,145,484	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	1.5790	03/25/47	422,492
2,042,118	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	1.5790	03/25/47	259,360
2,131,382	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	1.6790	09/25/47	280,192
1,537,470	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	1.7290	09/25/48	205,207
498,322	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	2.2130	02/15/42	57,259
2,844,965	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	1.6130	12/15/44	347,910
166,017	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	1.5130	05/15/46	18,404
1,399,516	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	1.6130	05/15/47	197,595
3,093,260	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	1.6630	09/15/47	434,120
1,014,108	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	1.7130	05/15/48	155,048
8,314,147	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	118,698
					3,060,274

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $14,338,488)				3,126,448

	NON-AGENCY ASSET BACKED SECURITIES — 97.3%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0%
31,568	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		7.0160	08/25/35	31,357
1,382,030	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(c)	TSFR1M + 0.414%	4.5720	03/25/37	1,714,270
135,220	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0320	04/25/33	82,722
74,601	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	69,543
333,471	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	0.7980	06/25/35	24,193
1,537,387	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	0.9980	11/25/36	152,138
111,766	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3410	05/25/36	106,445
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/25	269,307
131,217	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	64,927

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0% (Continued)
19,044,008	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d) (j)		0.0001	08/25/46	$51,459
4,432,394	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d) (j)		0.0001	08/25/46	9,800
10,985,983	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b)		0.0001	11/25/46	110
4,971,836	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.1640	12/20/46	437,118
32,144,365	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.1100	05/20/46	251,896
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c) (j) (k)	TSFR1M + 0.434%	0.0001	07/25/36	127,489
137,364	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	69,244
160,394	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	5.1130	09/25/46	147,448
119,580	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.6520	06/25/47	113,796
137,949	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	29,615
303,835	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	60,901
1,652,244	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	4.9000	05/20/35	1,082,847
44,362	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	4.8700	09/20/35	33,828
431,250	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	79,059
564,443	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(b),(e)		6.6980	10/25/36	163,457
197,285	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.3860	01/25/34	112,660
205,763	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.1130	09/25/35	63,027
108,911	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.0590	09/25/34	98,343
33,918	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b) (j)		0.0001	10/25/34	25,686
64,288	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.2480	06/25/47	56,633
21,379	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.6720	10/25/34	19,194
171,047	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	149,976
20,322	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	9.1470	10/25/33	36,858
29,856	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	6.9220	11/25/33	20,795
1,440,683	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.7920	08/25/36	1,801,476
2,315,907	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c)	TSFR1M + 0.324%	4.4820	12/25/46	2,214,181
2,167,602	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	4.4820	01/25/37	2,165,137
1,662,396	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.6320	03/25/37	1,682,679
1,429,430	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c)	TSFR1M + 0.494%	4.6520	04/25/37	1,446,749
15,975	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.5920	03/25/37	21,569
19,273	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.0220	02/25/37	18,231
5,428	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		6.8680	02/25/37	5,460
28,482	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.5920	05/25/35	28,023
369,561	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(c),(e)	TSFR1M + 0.294%	4.4520	05/25/48	257,905

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0% (Continued)
169,886	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		7.0860	02/19/34	$163,112
23,070	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	5.0520	02/25/35	19,388
3,700,584	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	37
15,514	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.5420	04/25/35	14,844
195,349	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.5920	04/25/35	143,380
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	77,519
54,441	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	20,557
31,662	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,557
18,617	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.9980	03/25/34	18,327
88,363	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.5320	08/25/35	79,342
36,776	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.3000	03/25/36	37,162
32,900	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		5.0620	07/25/37	29,366
12,427	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.7430	02/25/34	12,454
52,083	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	47,147
2,445,991	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	1.1280	06/25/37	184,171
14,491	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c)	TSFR1M + 0.614%	4.7720	03/25/36	15,527
73,916	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		6.2830	03/25/33	71,947
607,236	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	5.4220	11/25/34	563,309
439,315	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9900	11/25/34	279,880
40,751	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	75,874
961,466	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	5.0720	08/25/47	734,877
9,091	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	5.8980	08/25/35	7,819
165,502	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	6.1230	07/19/44	77,673
19	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c) (k) (j)	TSFR1M + 0.774%	4.9080	02/19/45	—	(i)
96,879	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.3310	12/25/42	84,504
529,574	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	487,216
8,419	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(c) (k) (j)	TSFR1M + 0.574%	4.7320	04/25/36	8,419
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c) (j) (k)	TSFR1M + 0.534%	0.0001	01/25/47	170,924
775,167	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9760	06/25/43	8
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	159,501
9,881	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.8490	06/25/34	9,678
1,739,634	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(c)	TSFR1M + 0.464%	4.6220	05/25/36	242,936
1,041,104	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.6220	10/25/36	70,863
14,024	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	5.0520	12/25/35	3,303

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0% (Continued)
82,254	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.3140	04/25/36	$49,273
12,154,153	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	122
9,712,371	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	97
245,314	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	158,262
6,227	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(c)	TSFR1M + 2.364%	6.5220	09/25/34	6,214
16,164	Impac CMB Trust Series 2005-2 Series 2005-2 2B(c)	TSFR1M + 2.589%	6.7470	04/25/35	16,331
250,952	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	121,051
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.3860	03/25/34	400,749
62,725	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.1660	12/25/36	47,957
895,011	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	6.0720	11/25/34	663,711
187,949	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	5.0520	02/25/35	129,215
57,035,000	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c) (k) (j)	TSFR1M + 0.674%	0.0001	03/25/35	11,407
31,649	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.7120	05/25/36	30,613
1,100,232	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(c)	TSFR1M + 0.654%	4.8120	06/25/37	1,330,562
323,512	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4470	05/25/36	180,139
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		6.0730	02/25/35	938,977
44,553	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.3590	10/25/36	24,754
110,192	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.4960	01/25/37	88,620
129,289	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	41,637
30,957	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	26,301
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c) (j)	TSFR1M + 0.454%	0.0001	12/25/36	30,161
99,833	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	5.9720	09/25/47	91,208
435,494	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.6220	03/25/36	38,812
283,071	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.6720	03/25/36	25,556
26,049	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	301
27,260	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		6.0720	12/25/32	28,114
1,811,494	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.2190	01/25/29	8,924
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.3290	09/25/37	97,869
15,866	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		6.1990	02/25/34	10,704
17,980	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	6.0450	05/25/35	17,079
120,219	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	5.3720	08/25/34	134,690
589	Prime Mortgage Trust 2006-1(j)		5.5000	06/25/36	—	(i)
58	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(c) (k) (j)	TSFR1M + 0.564%	4.7220	05/25/30	—	(i)
3,069,648	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.6520	08/25/35	1,217,300

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0% (Continued)
141,923	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	$128,824
224,658	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	179,372
110,118	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.6720	06/25/36	79,722
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c) (j) (k)	TSFR1M + 0.614%	0.0001	06/25/37	163,190
511,313	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.8120	08/25/37	491,775
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	7.1220	10/25/31	6,190
5,301,353	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		1.7280	03/25/35	263,723
6,399,718	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.2790	06/25/35	288,085
5,466,377	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		10.4310	01/25/36	204,072
11,401,249	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b)		0.3560	10/25/35	89,956
267,472	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	104,475
133,278	SACO I, Inc. Series 1999-3 1B1(b),(e) (j)		4.8230	04/25/39	131,569
828,446	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.6260	07/19/35	17,984
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c) (j)	TSFR1M + 0.514%	0.0001	08/25/36	690
987,042	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	5.8830	08/25/47	1,483,359
210,443	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	135,174
137,168	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		5.9820	03/25/33	128,478
406,618	Structured Asset Securities Corporation Series 2005-RF4 B1(b),(e)		4.3400	07/25/35	290,245
446,124	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	149,362
18,940,632	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 X(a),(b) (j)		0.0001	11/25/45	46,541
984,184	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(c)	TSFR1M + 0.484%	4.6420	02/25/37	668,773
					30,348,441
	HOME EQUITY — 19.7%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.5220	12/25/32	165,317
53,363	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	5.0220	09/25/33	53,387
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.7320	12/25/35	93,483
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1 M6(c)	TSFR1M + 5.364%	9.5220	11/25/32	297,489
131,449	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.5220	07/25/33	115,157
13,522	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M2(c)	TSFR1M + 1.689%	5.8470	04/25/34	12,374
80,583	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M4(c)	TSFR1M + 3.114%	7.2720	04/25/34	70,218
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.6470	04/25/34	209,420
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.6020	04/25/34	208,032
157,652	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c)	TSFR1M + 2.894%	7.0520	04/25/34	4,505
535,504	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	5.0820	06/25/29	444,528

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	HOME EQUITY — 19.7% (Continued)
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c) (k) (j)	US0001M + 3.045%	3.1290	05/25/33	$381
270,033	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	4.4220	09/25/36	87,116
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	8.3970	06/25/34	53,392
302,146	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	6.0720	12/25/34	268,980
791,278	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	6.1470	02/25/35	864,109
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	5.6300	06/28/44	2,132,433
328,865	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(c)	TSFR1M + 2.964%	4.8350	06/25/34	303,533
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.1030	08/25/34	120,573
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	9.8970	08/25/34	172,511
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.2580	09/25/34	964,483
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	6.8970	09/25/34	721,064
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.1740	11/25/34	445,520
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	5.5570	12/25/34	220,628
115,616	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(d)		8.2200	10/25/29	162,018
8,538	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	8,551
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	5.5280	01/25/34	85,312
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	5.5280	01/25/34	90,007
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	5.5970	02/25/34	141,354
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.1850	03/25/34	490,687
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.1850	03/25/34	11,186
60,479	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	6.1470	07/25/34	56,181
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	9.8970	07/25/34	47,101
245,168	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	170,897
43,883	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	6.0020	03/25/33	43,537
23,230	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	5.3070	09/25/34	22,665
37,728	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.6220	01/25/32	37,671
68,929	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	4.4320	01/25/37	50,817
297,497	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	94,813
4,678,905	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	5.2470	10/25/35	2,523,685
76,463	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	6.2720	10/25/32	81,639
85,428	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	55,312
465,311	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	6.8220	05/25/39	453,227
442,206	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	8.1720	12/25/34	381,069
20,170	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	8,025

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	HOME EQUITY — 19.7% (Continued)
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c) (k) (j)	US0001M + 0.315%	0.0001	11/25/36	$112,706
48,131	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	4.4320	03/25/36	15,883
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.6220	04/25/34	134,431
165,053	Home Equity Asset Trust 2002-2 Series 2002-2 M2(c)	TSFR1M + 1.964%	6.1220	06/25/32	156,129
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(c)	TSFR1M + 1.764%	5.9220	12/25/34	216,922
103,790	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.6450	04/25/33	211,033
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	452,669
38	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	38
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 2.214%	6.3720	07/25/34	118,629
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.7720	09/25/34	19,627
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(c)	TSFR1M + 2.964%	7.1220	09/25/34	454,431
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(c)	TSFR1M + 5.739%	9.8970	10/25/33	810,729
342,802	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(c)	TSFR1M + 5.514%	9.6720	09/25/33	344,682
653,565	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	7.2720	01/25/33	494,650
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(c)	TSFR1M + 5.739%	9.8970	07/25/33	182,759
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(d),(e)		4.8340	11/25/33	1,378,794
27,635	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(d)		4.8340	11/25/33	25,297
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	7.0470	12/25/34	289,287
202,353	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	6.2970	01/25/34	173,506
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.7470	01/25/34	250,352
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	6.9720	05/25/34	511,027
146,112	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(c)	TSFR1M + 0.954%	4.6920	01/25/31	134,399
302,745	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.5220	12/25/32	164,741
260,668	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.4340	08/25/33	221,885
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	7.2720	02/25/34	34,251
197,839	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(c)	TSFR1M + 0.294%	4.4520	07/25/37	179,558
511,641	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	6.8220	02/25/35	548,442
14,757,000	Structured Asset Securities Corp 2005-S1(c) (j) (k)	US0001M + 1.050%	0.0001	03/25/35	93,250
7,978	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	5,665
13,445	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	11,451
13,481	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	13,028
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e) (j) (k)		0.0001	02/25/37	147,087
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		0.5710	07/25/34	204,749
14,542	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	12,164

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	HOME EQUITY — 19.7% (Continued)
1,010,254	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	$985,985
174,520	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.6720	06/25/37	54,728
					22,209,351
	NON AGENCY CMBS — 22.0%
9,586,170	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	196,178
6,765	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	5.0520	04/25/36	6,281
826,709	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	6.0720	01/25/37	1,539,920
405,303	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	405,613
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	2,021,677
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.7260	06/10/47	1,340,681
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	765,213
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e) (j)		6.2920	07/05/31	731,819
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e) (j)		8.4800	07/05/31	6,425
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.7480	04/15/31	3,367
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.5680	04/15/31	851
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.3390	04/15/46	128,830
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.9270	10/15/48	810,709
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.8490	03/15/49	2,521,404
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,336,285
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,611,777
4,467,483	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	1.1400	11/15/27	2,723,306
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.9130	07/15/46	2,970,551
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	797,193
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	880,833
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,893,498
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,104,367
					24,796,778
	OTHER ABS — 2.6%
1,003,871	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(c),(e)	TSFR1M + 0.939%	5.0970	09/25/37	1,548,215
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	210,362
1,055,546	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,091,760
110,380	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	110,945
					2,961,282

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	RESIDENTIAL MORTGAGE — 26.0%
1,814,495	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	5.4270	01/25/36	$1,977,041
164,702	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	5.0970	08/25/31	177,387
22,018	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—	(i)
58,170	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	57,088
5,417,441	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	5.2020	12/25/35	2,817,435
107,139	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	97,630
1,359,275	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,392,436
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	27,038
196,788	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	4.4420	05/25/37	174,122
1,361,478	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	6.1470	08/25/35	1,484,873
2,888,643	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	5.2470	04/25/36	2,225,846
1,891,677	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.1970	07/25/36	1,760,734
81,571	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.5520	05/25/37	78,061
68,001	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	TSFR1M + 3.114%	3.8970	05/25/32	76,237
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(c),(e)	TSFR1M + 3.864%	3.0630	03/25/34	306,196
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(c)	TSFR1M + 3.114%	3.0630	03/25/34	128,174
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(c)	TSFR1M + 4.989%	3.0630	03/25/34	263,562
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	4.4080	07/25/35	46,617
4,182	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.4040	12/25/35	4,163
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		4.5180	07/25/35	112,021
1,373,819	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(c)	TSFR1M + 0.394%	4.6920	04/25/37	1,261,824
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(d)		3.7570	07/25/34	347,195
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	5.8470	02/25/33	538,659
283,821	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.7470	10/25/33	264,986
894,385	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(c)	TSFR1M + 2.739%	6.8970	09/25/33	783,246
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.5970	05/25/34	50,707
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	5.9970	08/25/34	283
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.3930	11/25/34	134,686
3,349,067	Home Equity Loan Trust Series 2007-FRE1 M1(c)	TSFR1M + 0.614%	4.7720	04/25/37	3,282,381
132,887	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	4.9320	03/25/36	125,830
138,587	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.7320	02/25/37	109,885
332,556	Mastr Specialized Loan Trust Series 2005-2 B(d),(e)		6.2500	07/25/35	302,254
2,920	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	5.0670	09/25/35	2,880
5,039	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	5.9970	07/25/34	6,319

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 97.3% (Continued)
	RESIDENTIAL MORTGAGE — 26.0% (Continued)
130,211	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	5.3220	04/25/35	$122,597
1,197,140	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	4.9220	04/25/37	1,836,835
938,760	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(c)	TSFR1M + 2.889%	7.0470	07/25/35	1,085,666
1,308,757	People’s Choice Home Loan Securities Trust Series 2004-2 M5(c)	TSFR1M + 2.814%	6.9720	10/25/34	852,299
191,397	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.0970	09/25/45	141,063
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(c)	TSFR1M + 3.714%	4.7010	08/25/33	290,839
107,730	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	5.0220	09/25/35	107,438
168,101	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(c)	TSFR1M + 0.854%	5.0120	05/25/37	152,759
29,600	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.6320	04/25/36	141,426
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	2.0650	08/25/35	56,168
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	7.7970	05/25/35	57,935
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	7.2720	12/25/37	2,934,323
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	5.9520	09/25/34	148,740
75,541	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(c)	TSFR1M + 0.414%	4.5720	10/25/36	71,469
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	5.4720	01/25/35	23,309
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.7720	06/25/34	185,423
22,777	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(c)	TSFR1M + 0.834%	4.9920	04/25/33	24,733
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	9.1470	06/25/33	133,739
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	6.8970	08/25/33	63,750
116,646	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(c)	TSFR1M + 2.889%	7.0470	10/25/34	118,795
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(d)		6.4300	11/25/33	207,267
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,448
6,703	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	6,677
					29,214,494

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $125,629,887)				109,530,346

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
73,106	First American Government Obligations Fund, Class X, 4.05% (Cost $73,106)(h)	$73,106

	TOTAL INVESTMENTS - 100.2% (Cost $140,041,481)	$112,729,900
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(169,267)
	NET ASSETS - 100.0%	$112,560,633

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- 12-Month Treasury Average

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	- Prime Rate by Country United States

SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month

(a)	Interest only securities.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2025.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2025.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $32,015,814 or 28.4% of net assets.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(i)	Amount represents less than $1.

(j)	Illiquid security. Total illiquid securities represent 1.7% of net assets as of September 30, 2025.

(k)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS
Investments (cost $140,041,481), at fair value	$112,729,900
Segregated cash at broker	523
Interest & dividend receivable	456,777
Receivable for fund shares sold	10,250
Prepaid expenses and other assets	30,203
TOTAL ASSETS	113,227,653

LIABILITIES
Line of credit payable	226,000
Payable for fund shares redeemed	198,853
Investment advisory fees payable	64,845
Payable to related parties	55,574
Distribution (12b-1) fees payable	3,451
Accrued expenses and other liabilities	118,297
TOTAL LIABILITIES	667,020
NET ASSETS	$112,560,633
Net Assets Consist Of:
Paid in capital	$240,221,868
Accumulated deficit	(127,661,235)
NET ASSETS	$112,560,633

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,670,667
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,081,270
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.02
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$8.51

Class C Shares:
Net Assets	$1,919,563
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	240,105
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.99

Class I Shares:
Net Assets	$101,970,403
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,684,432
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.04

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME
Interest income	$4,816,792
TOTAL INVESTMENT INCOME	4,816,792

EXPENSES
Investment advisory fees	1,882,621
Distribution (12b-1) Fees:
Class A	31,458
Class C	21,902
Professional fees	263,151
Administrative services fees	232,600
Third party administrative servicing fees	82,572
Interest expense for reverse repurchase agreements	68,238
Accounting services fees	55,765
Printing and postage expenses	50,959
Transfer agent fees	43,765
Registration fees	33,658
Custodian fees	22,509
Line of credit interest expense	22,215
Trustees fees and expenses	20,420
Compliance officer fees	15,571
Insurance expense	5,300
Other expenses	119,743
TOTAL EXPENSES	2,972,447
Less: Fees waived by the Adviser	(1,020,132)
NET EXPENSES	1,952,315
NET INVESTMENT INCOME	2,864,477

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,444,752
Net change in unrealized depreciation on investments	(2,361,020)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(916,268)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,948,209

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
FROM OPERATIONS
Net investment income	$2,864,477	$10,839,888
Net realized gain (loss) from security transactions	1,444,752	(16,541,468)
Net change in unrealized appreciation (depreciation) of investments	(2,361,020)	23,299,111
Net increase in net assets resulting from operations	1,948,209	17,597,531

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(256,414)	(1,184,232)
Class C	(51,119)	(66,432)
Class I	(2,964,103)	(5,571,472)
Total distributions paid:
Class A	(594,400)	(3,011,075)
Class C	(88,365)	(109,248)
Class I	(5,128,485)	(10,470,316)
Net decrease in net assets resulting from distributions to shareholders	(9,082,886)	(20,412,775)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	492,754	7,367,980
Class C	74,926	385,630
Class I	22,571,929	50,397,644
Net asset value of shares issued in reinvestment of distributions:
Class A	834,209	4,168,524
Class C	108,549	143,418
Class I	7,387,694	14,841,915
Payments for shares redeemed:
Class A	(24,072,008)	(67,981,779)
Class C	(681,623)	(1,159,834)
Class I	(79,376,025)	(205,346,753)
Net decrease in net assets resulting from shares of beneficial interest	(72,659,595)	(197,183,255)

TOTAL DECREASE IN NET ASSETS	(79,794,272)	(199,998,499)

NET ASSETS
Beginning of Year	192,354,905	392,353,404
End of Year	$112,560,633	$192,354,905

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
SHARE ACTIVITY
Class A:
Shares sold	60,427	863,954
Shares reinvested	103,140	487,856
Shares redeemed	(2,960,744)	(7,983,351)
Net decrease in shares of beneficial interest outstanding	(2,797,177)	(6,631,541)

Class C:
Shares sold	9,249	45,069
Shares reinvested	13,477	16,878
Shares redeemed	(84,466)	(136,025)
Net decrease in shares of beneficial interest outstanding	(61,740)	(74,078)

Class I:
Shares sold	2,778,709	5,869,939
Shares reinvested	912,400	1,736,740
Shares redeemed	(9,725,422)	(23,947,297)
Net decrease in shares of beneficial interest outstanding	(6,034,313)	(16,340,618)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class A	September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of year	$8.39		$8.53		$9.35		$10.75		$10.37
Activity from investment operations:
Net investment income (1)	0.04		0.29		0.37		0.33		0.29
Net realized and unrealized gain (loss) on investments	0.17	(9)	0.15		(0.62)		(1.22)		0.60
Total from investment operations	0.21		0.44		(0.25)		(0.89)		0.89
Less distributions from:
Net investment income	(0.36)		(0.35)		(0.43)		(0.34)		(0.39)
Return of capital	(0.22)		(0.23)		(0.14)		(0.17)		(0.12)
Total distributions	(0.58)		(0.58)		(0.57)		(0.51)		(0.51)
Net asset value, end of year	$8.02		$8.39		$8.53		$9.35		$10.75
Total return (2)	2.67%		5.24%		(2.73)%		(8.51)%		8.82%
Net assets, at end of year (000s)	$8,671		$32,545		$89,664		$123,018		$115,606
Ratio of gross expenses to average net assets (3)	2.57	% (8)	2.96	% (7)	2.64	% (6)	2.43	% (5)	2.39	% (4)
Ratio of net expenses to average net assets	1.76	% (8)	2.43	% (7)	2.26	% (6)	2.11	% (5)	2.15	% (4)
Ratio of net investment income to average net assets	2.23%		3.36%		4.17%		3.26%		2.72%
Portfolio Turnover Rate	0%		2%		1%		17%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(7)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.21% for the year ended September 30, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class C	September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of year	$8.36		$8.50		$9.32		$10.71		$10.34
Activity from investment operations:
Net investment income (1)	0.16		0.22		0.30		0.22		0.21
Net realized and unrealized gain (loss) on investments	(0.01)		0.15		(0.62)		(1.17)		0.59
Total from investment operations	0.15		0.37		(0.32)		(0.95)		0.80
Less distributions from:
Net investment income	(0.32)		(0.30)		(0.38)		(0.29)		(0.33)
Return of capital	(0.20)		(0.21)		(0.12)		(0.15)		(0.10)
Total distributions	(0.52)		(0.51)		(0.50)		(0.44)		(0.43)
Net asset value, end of year	$7.99		$8.36		$8.50		$9.32		$10.71
Total return (2)	1.92%		4.47%		(3.47)%		(9.14)%		7.92%
Net assets, at end of year (000s)	$1,920		$2,523		$3,196		$5,119		$8,234
Ratio of gross expenses to average net assets (3)	3.32	% (8)	3.71	% (7)	3.39	% (6)	3.18	% (5)	3.14	% (4)
Ratio of net expenses to average net assets	2.51	% (8)	3.18	% (7)	3.01	% (6)	2.87	% (5)	2.90	% (4)
Ratio of net investment income to average net assets	1.48%		2.62%		3.37%		2.16%		1.97%
Portfolio Turnover Rate	0%		2%		1%		17%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(7)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.21% for the year ended September 30, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class I	September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of year	$8.40		$8.54		$9.36		$10.76		$10.38
Activity from investment operations:
Net investment income (1)	0.20		0.31		0.39		0.32		0.31
Net realized and unrealized gain (loss) on investments	0.04	(9)	0.15		(0.62)		(1.18)		0.61
Total from investment operations	0.24		0.46		(0.23)		(0.86)		0.92
Less distributions from:
Net investment income	(0.37)		(0.36)		(0.45)		(0.36)		(0.42)
Return of capital	(0.23)		(0.24)		(0.14)		(0.18)		(0.12)
Total distributions	(0.60)		(0.60)		(0.59)		(0.54)		(0.54)
Net asset value, end of year	$8.04		$8.40		$8.54		$9.36		$10.76
Total return (2)	3.05%		5.50	% (9)	(2.48	)% (9)	(8.27)%		9.09%
Net assets, at end of year (000s)	$101,970		$157,287		$299,494		$463,430		$701,732
Ratio of gross expenses to average net assets (3)	2.32	% (8)	2.71	% (7)	2.39	% (6)	2.18	% (5)	2.14	% (4)
Ratio of net expenses to average net assets	1.51	% (8)	2.18	% (7)	2.01	% (6)	1.87	% (5)	1.90	% (4)
Ratio of net investment income to average net assets	2.48%		3.65%		4.41%		3.05%		2.97%
Portfolio Turnover Rate	0%		2%		1%		17%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(7)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.21% for the year ended September 30, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Asset Backed Securities	$—	$3,126,448	$—	$3,126,448
Non-Agency Asset Backed Securities	—	108,695,493	834,853	109,530,346
Short-Term Investment	73,106	—	—	73,106
Total	$73,106	$111,821,941	$834,853	$112,729,900

*	See Schedule of Investments for industry classification.

Transfers between Level 2 and Level 3 generally relate to whether significant unobservable inputs are used for the fair value measurements.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Asset
Backed Securities
Beginning Value at September 30, 2024	$382
Total realized gain (loss)	(185,733)
Appreciation (depreciation)	114,261
Purchase	—
Proceeds from Sales	—
Net transfers in/out of level 3	905,943
Ending Value at September 30, 2025	$834,853

Certain level 3 investments of the fund have been valued using unadjusted inputs that have not been internally developed by the fund, including third party broker quotations. As a result, fair value of $701,940 have been excluded from the proceeding table.

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2025, are as follows:

	Fair Value at	Valuation	Unobservable
Non-Agency Asset Backed Securities	September 30, 2025	Technique	Inputs	Selected Inputs
Ameriquest Mortgage Securities Asset-Backed	$381	Market / Liquidation approach	Expected future cash payments	N/A
DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2	—	Market / Liquidation approach	Expected future cash payments	N/A
GMACM Home Equity Loan Trust 2006-HE1 Floating Rate	112,706	Market / Liquidation approach	Priced securities include yield to maturity	15.50%
			Conditional Prepayment Rate	5.00%
			Constant Default Rate	6.00%
			Loss severities	25.00%
GreenPoint Mortgage Funding Trust 2006-AR3	8,419	Market / Liquidation approach	Priced securities include yield to maturity	3.50%
			Conditional Prepayment Rate	1.60%
			Constant Default Rate	0.50%
			Loss severities	50.00%
IndyMac INDX Mortgage Loan Trust 2005-AR4	11,407	Market / Liquidation approach	Priced securities include yield to maturity	6.50%
			Conditional Prepayment Rate	5.00%
			Constant Default Rate	2.00%
			Loss severities	50.00%
RALI Series 2003-QS9 Trust	—	Market / Liquidation approach	Expected future cash payments	N/A

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy. The Fund, as of September 30, 2025 has $0 due to pending trade settlements at the custodian.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective July 29, 2024, the Fund entered into a revolving, uncommitted $150,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 28, 2025. Effective July 28, 2025, the Fund entered into an amended and restated agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 27, 2026. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the year ended October 1, 2024 through September 30, 2025, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the year ended September 30, 2025, the interest expense was $22,215 for the Fund. There was an outstanding balance of $226,000 as of September 30, 2025. The average borrowings for the Fund for the period the line was drawn, October 1, 2024 through September 30, 2025, was $1,659,609 at an average borrowing rate of 6.59%. At September 30, 2025, the effective borrowing interest rate was 6.25%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2022 through September 30, 2024 tax years, or expected to be taken in the Fund’s September 30, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $99,780 and $73,116,169, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.49% of the Fund’s average daily net assets. For the year ended September 30, 2025, the Fund incurred $1,882,621 in advisory fees of which $64,845 is payable as of September 30, 2025 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 1.55% per annum of Class A average daily net assets, 2.30% per annum of Class C average daily net assets, and 1.30% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days written notice to the Adviser.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

For the year ended September 30, 2025, the Adviser waived fees of $1,020,132 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2026	9/30/2027	9/30/2028
$ 1,794,509	$ 1,605,473	$ 1,020,132

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2025, the Fund incurred $31,458 and $21,902 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the year ended September 30, 2025, the Distributor received $2,293 from front-end sales charges of which $361 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transactions involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximate fair value. In addition, interest is included in interest payable. For the year ended September 30, 2025 the Fund had interest expense for reverse repurchase agreements of $68,238. As of September 30, 2025, the Fund held no reverse repurchase agreements.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of September 30, 2025, Charles Schwab held 33.7% of the voting securities of the Fund and may be deemed to control the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025, and September 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$5,811,250	$13,590,639
Long-Term Capital Gain	—	—
Return of Capital	3,271,636	6,822,136
	$9,082,886	$20,412,775

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(4,895,339)	$(70,176,505)	$—	$(27,311,581)	$(102,383,425)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $4,895,339.

At September 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$33,349,258	$36,827,247	$70,176,505	$—

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

As a result of the acquisition of another Fund, $8,208,574 and $17,069,236 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Tax Net
Cost for Federal	Gross Unrealized	Unrealized	Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$140,041,481	$17,090,066	$(44,401,647)	$(27,311,581)

9.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On October 30, 2025, the Board approved and declared the following distributions:

	Distributions Per Share	Record Date	Payable Date
Class A	0.0484	10/29/2025	10/31/2025
Class C	0.0436	10/29/2025	10/31/2025
Class I	0.0500	10/29/2025	10/31/2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and Shareholders of Deer Park Total Return Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deer Park Total Return Credit Fund (the Fund), a series of the Northern Lights Fund Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Princeton Fund Advisors, LLC advised investment companies since 2010.

Denver, Colorado

November 26, 2025

Deer Park Total Return Credit Fund
Additional Information (Unaudited)
September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Princeton Fund Advisors, LLC

Adviser to Deer Park Total Return Credit Fund*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the amended investment advisory agreement (the “Amended Advisory Agreement”) between Princeton Fund Advisors, LLC (“PFA”) and the Trust, with respect to the Deer Park Total Return Credit Fund (“Deer Park” or the “Fund”). In considering the approval of the Amended Advisory Agreement, the Board received materials specifically relating to the Amended Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Amended Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Amended Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that PFA was founded in 2011 with approximately $854 million in assets under management (“AUM”). The Trustees acknowledged that PFA researches and evaluates liquid alternative strategies and managers whose strategy can meet the requirements of a mutual fund or be modified to meet the requirements of a mutual fund to be made available for investors looking for non-traditional investment options. They noted that PFA develops its own alternative strategies to meet mutual fund standards when it determines there is a demand for such strategy. The Trustees reviewed the education and financial industry experience of the investment personnel responsible for servicing the Funds. They noted that PFA’s Chief Executive Officer had retired in the prior year and one of the compliance officers had been replaced with an experienced financial professional. The Trustees stated that they believed these changes did not have any negative effect on PFA’s services. The

Deer Park Total Return Credit Fund
Additional Information (Unaudited) (Continued)
September 30, 2025

Trustees expressed their satisfaction with PFA’s intention to continue its current focus on risk management. They discussed PFA’s process for monitoring compliance with each Fund’s investment limitations, by reviewing diversification and liquidity requirements, and maintaining and reviewing a compliance tracking system of items. The Trustees noted that PFA selected broker-dealers based on its best execution policy with a focus on certain factors including, but not limited to, execution efficiency and timing, the viability of the broker-dealer and responsiveness. They considered PFA’s cybersecurity protocols and its use of a third-party service provider to monitor its technology infrastructure. They noted that PFA reported no cyber security incidents in the past year, or any material enhances in its program, and that PFA carries cybersecurity insurances and has policies to cover protocols for employee cyber training, dual authentication, frequent password changes, incoming and outgoing email, and anti-virus software. The Trustees noted that PFA does not utilize artificial intelligence in its investment process. The Trustees acknowledged that the Securities and Exchange Commission had issued a deficiency letter to PFA in September 2024 related to a private fund it manages and unrelated to its mutual funds, which was addressed by PFA. They further noted PFA had no material compliance issues or litigation issues since the previous advisory agreement approval. The Trustees concluded that they expect PFA to continue providing high quality services to the Funds and their shareholders.

Performance. The Trustees noted that Deer Park has approximately $122 million in AUM, with a decrease of approximately $185 million from the prior year. They further noted that the Fund had a one-star fund rating by Morningstar. The Trustees acknowledged the Fund has a 3.44% compounded annual growth rate. The Trustees concluded the Fund is being managed according to its prospectus and PFA should be retained as the adviser for the Fund.

Fees and Expenses. The Trustees noted that the advisory fee of 1.49% ranked the highest in the Broadridge generated peer group. They further noted in a peer group selected by PFA which included some of the same funds, its advisory fee was the second highest in the peer group. The Trustees acknowledged that due to the uniqueness of the Fund’s investment strategy, PFA does not believe the peer group is an ideal comparison to the Fund. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether PFA had realized economies of scale in connection with its management of the Fund. The Trustees noted that PFA did not have breakpoints in its advisory fee for the Fund. The Trustees agreed that in light of the expense limitation agreement in place and PFA’s perceived capacity limitations on the potential size of the Fund, the absence of breakpoints was acceptable.

Profitability. The Trustees reviewed the information provided by PFA regarding the profitability analysis in terms of absolute dollars and as a percentage of revenue, with respect to its management of the Fund. They considered that Deer Park had an estimated profitability. The Trustees agreed that PFA’s profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from PFA as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as

Deer Park Total Return Credit Fund
Additional Information (Unaudited) (Continued)
September 30, 2025

assisted by the advice of legal counsel, the Trustees concluded that approval of the continuation of the Advisory Agreement was in the best interests of shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Deer Park Road Management Company, LP

Sub-Adviser to Deer Park Total Return Credit Fund*

In connection with the regular meeting held on June 25-26, 2025 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Princeton Fund Advisers, LLC (“PFA”) and Deer Park Road Management Company, LP (“Deer Park Road’ or “Sub-Adviser”), with respect to the Deer Park Total Return Credit Fund (“Deer Park” or the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that Deer Park was founded in 2003 and with approximately $2.8 billion in assets under management (“AUM”). They further noted that Deer Park provides asset management services with strategies in the structured credit space. The Trustees reviewed the education and financial industry experience of the investment personnel that would be responsible for the sub-advisory services provided to the Fund. The Trustees noted that Deer Park utilizes a fundamental approach in selecting mortgage-backed/asset-backed securities for the Fund, identifying attractive, discounted shorter-duration investment opportunities with high cash flow, looking to capitalize on valuation differences between intrinsic value and market value. The Trustees further noted that Deer Park uses a valuation model to select securities with a high probability of being undervalued taking into consideration a variety of factors. The Trustees acknowledged that Deer Park carries cybersecurity insurance, had no cybersecurity incidents over the past year, hired an in-house IT director to oversee cybersecurity policies and procedures, and has updated its Written Information Security Policy Business, Continuity Plan, and Incident Response Plan over the last year. The Trustees noted that Deer Park does not utilize artificial intelligence in its investment process. They further noted Deer Park had represented that it did not have any material compliance issues or litigations since the previous sub-advisory contract approval. The Trustees recognized that Deer Park is a leading provider of analytical services in the structured mortgage

Deer Park Total Return Credit Fund
Additional Information (Unaudited) (Continued)
September 30, 2025

products with an experienced team with industry depth and access to resources that help execute the investment process. The Trustees concluded that Deer Park is well suited to manage the Fund’s investment strategy and expects them to continue providing quality services to the Fund.

Performance. The Trustees reviewed performance information for the Fund, noting that the Fund had underperformed its benchmark for the 1-year and 3-year periods but had outperformed the benchmark for the 5-year and since inception periods. After a discussion, the Trustees concluded that the Fund is being managed according to its prospectus and that the Fund’s performance was not unreasonable.

Fees and Expenses. The Trustees noted that Deer Park was paid a fee by the Adviser equal to a percent of the net advisory fee earned by the Adviser after taking into account the impact of the expense limitation agreement on the advisory fee paid to the Adviser. They considered that the allocation to Deer Park is adjusted based on a formula agreed to by the parties. The Trustees also considered the fees currently charged by Deer Park to several manage private funds. The Trustees concluded that the Fund’s sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees evaluated whether Deer Park had achieved economies of scale with respect to the management of the Fund but agreed that economies of scale was primarily an adviser-level issue which should consider the overall advisory agreement and the impact of the sub-advisory expense.

Profitability. The Trustees reviewed the information provided by Deer Park regarding its profitability analysis in terms of absolute dollars and as a percentage of the sub-advisory fee revenue, with respect to its providing investment sub-advisory services to the Fund. After a discussion, the Trustees agreed that Deer Park’s profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from Deer Park as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/08/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	12/08/25